UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22728

Elessar Funds Investment Trust

(Exact name of registrant as specified in charter)

1111 Superior Avenue, Suite 1310

Cleveland, OH 44114

(Address of principal executive offices)

 (Zip code)

Mitch Krahe

Elessar Funds Investment Trust

1111 Superior Avenue, Suite 1310

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 216-357-7412

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Proxy Voting Record

Mtg Date	Company	Ballot Issues	Security	Mgmt Rec	Vote Cast	Record Date
02/12/13	Microsemi Corp.	Elect James J. Peterson	595137100	For	For	12/14/12
		Dennis R. Leibel		For	For
		Thomas R. Anderson		For	For
		William E. Bendush		For	For
		Paul F. Folino		For	For
		William L. Healey		For	For
		Matthew E. Massengill		For	For
		James V. Mazzo		For	For
		Adviosry Vote on executive compensation		For	For
		Ratification of independent registered public accounting firm.		For	For

02/27/13	Hillenbrand, Inc.	Elect Mark C. Deluzio	431571108	For	For	12/21/12
		F. Joseph Loughrey		For	For
		To approve, by a non-binding advisory vote, the compensation paid by the Company to its named executive officers.		For	For
		Ratification of the appointment of Pricewatehousecoopers LLP as the company's independent registered public accounting firm.		For	For

02/26/13	Alterra Capital	To approve an amendment to the bye-laws of Alterra Capital Holdings Limited.	G0229R108	For	For	01/08/13
		To approve and adopt the Merger Agreement and the Merger		For	For
		To cast an advisory (non-binding) vote to approve the compensation that may become paid or become payable to named executive officers in connection with the merger.		For	For

To transact such other business, if any, as may lawfully be brought before the Alterra special general meeting, including a proposal to approve an adjournment of the Alterra special general meeting for the solicitation of additional proxies from Alterra shareholders in favor of any of the above proposals.

				For	For

04/25/13	Global Cash Access Holdings	Elect Geoff Judge	378967103	For	For	03/11/13
Michael Rumbolz
Ronald Congemi
To approve, on an advisory (non-binding) vote basis, the compensation of the company's named executive officers as disclosed in the accompanying proxy statement
To ratify the appointment of Deloitte & Touche Lapp as the company's registered public accounting firm for the fiscal year ending December 31, 2013.

04/05/12	Firstmerit Corp	Elect Steven H. Baer	337915102	For	For	02/20/13
		Karen S. Belden		For	For
		R. Cary Blair		For	For
		John C. Blickle		For	For
		Terry L. Haines		For	For
		J.M. Hochschwender		For	For
		Cliffor J. Isroff		For	For
		Philip A. Lloyd		For	For
		Russ M. Strobel		For	For
		Adopt the Merger Agreement, dated as of September 12, 2012, by and between Firstmerit and Citizens Republic Bancorp, Inc. As such agreement may be amended from time to time.		For	For
		Approve the issuance of the shares of Firstmerit common stock to Citizens shareholders pursuant to the Merger Agreement.		For	For
		Approve, on an advisory basis only, the Merger-Related compensation and potential payments for the named executive officers of Firstmerit.		For	For

Approve the adjournment of the annual meeting, on one or more occasions, if necessary or appropriate, to solicit additional proxies, in the event that there are not sufficient votes at the time of the annual meeting to adopt the Merger Agreement.

				For	For
		Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the year ending December 31, 2013.		For	For
		Approve, on an advisory basis, the compensation of Firstmerit's named executive officers.		For	For
		Approve the Firstmerit Corporation 2013 Annual Incentive Plan.		For	For

04/19/13	Cardinal Financial Corp	Elect B.G. Beck	14149F109	For	For
		William J. Nasetta		For	For
		Alice M. Starr		For	For
		Steven M. Wiltse		For	For
		Advisory approval of the company's executive compensation		For	For
		Ratify the appointment of KPMG LLP as the company's independent auditors for 2013		For	For

04/25/13	Orbital Sciences Corp	Elect Kevin P. Chilton	685564106	For	For	02/26/13
		Lennard A. Fisk		For	For
		Ronald T. Kadish		For	For
		Garrett E. Pierce		For	For
		To ratify the appointment of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2013		For	For
		To approve, by advisory vote, the compensation paid to our named executive officers, as described in the company's proxy statement.		For	For

05/01/13	Foster Wheeler AG	Elect Steven J. Demetriou	H27178104	For	For	05/02/13
		John M. Malcolm		For	For
		Stephanie S. Newby		For	For
		Re-election of PricewaterhouseCoopers AG, Zurich, Switzerland, as our independent auditor for 2013		For	For
		Appointment of BDO AG, Zurich, Switzerland as our special auditor for a three-year term.		For	For
		Ratification (on a non-binding basis) of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2013.		For	For
		Advisory approval of executive compensation		For	For
		Approval of our 2012 annual report (including consolidated financial statements and the statutory financial statements of Foster Wheeler AG for 2012)		For	For
		Grand of discharge from liability to Foster Wheeler AG's Board of Directors and executive officers for 2012.		For	For

05/06/13	Great Plains Energy	Elect Terry Bassham	39116410	For	For	02/26/13
		David L. Bodde		For	For
		R.C. Ferguson, Jr.		For	For
		Gary D. Forsee		For	For
		Thomas D. Hyde		For	For
		James A. Mitchell		For	For
		Ann D. Murtlow		For	For
		John J. Sherman		For	For
		Linda H. Talbott		For	For
		Robert H. West		For	For
		To approve, on a non-binding basis, the Compensation of the Company's named executive officers		For	For
		To ratify the appointment of Deloitte & Touche LLP as the company's independent registered public accountants for 2013		For	For

05/06/13	Iberiabank Corp	Elect Elaine D. Abell	450828108	For	For	03/20/13
		William H. Fenstermaker		For	For
		O. Miles Pollard, Jr.		For	For
		Angus R. Cooper, II		For	For
		Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for 2013		For	For
		Advisory vote to approve named executive officer compensation.		For	For

05/07/13	Tower Group International	Elect Charles A. Bryan	G8988C105	For	For	03/19/13
		Robert S. Smith		For	For
		Ratify the Appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the year 2013		For	For
		Reapprove the material terms of the Company's Short Term Performance Incentive Plan		For	For
		Approve the Company's 2013 Long Term Incentive Plan		For	For
		Approve the material terms of the Company's 2013 Long Term Incentive Plan		For	For
		Approve, on an advisory basis, the Company's executive compensation.		For	For

05/07/13	Argo Group International	Elect F. Sedgwick Brown	G0464B107	For	For	03/04/13
		Hector De Leon		For	For
		Kathleen A. Nealon		For	For
		John H. Tonelli		For	For
		To vote on a proposal to approve, on an advisory, non-binding basis, the compensation of our named executive officers.		For	For

To consider and approve the recommendation of the audit committee of our board of directors that Ernst & Young LLP be appointed as our independent auditors for the fiscal year ending December 31, 2013 and to refer the determination of the independent auditors remuneration to the audit committee of our Board of Directors.

				For	For

05/07/13	Valueclick, Inc.	Elect James R. Zarley	92046N102	For	For	03/11/13
		David S. Buzby		For	For
		Martin T. Hart		For	For
		Jeffrey F. Rayport		For	For
		James R. Peters		For	For
		James A. Crouthamel		For	For
		John Giuliani		For	For
		Proposal to approve, by non-binding vote, the company's executive compensation.		For	For

05/08/13	Innospec, Inc.	Elect Patrick S. Williams	45768s105	For	For	03/14/13
		Martin M. Hale		For	For
		Lawrence Padfield		For	For
		Say on Pay - an advisory vote on the approval of executive compensation.		For	For
		Proposal to ratify the Company's independent public accounting firm for 2013.		For	For

05/09/13	Corporate Office Properties	Elect Jay H. Shindler	22002t108	For	For	03/15/13
		Clay W. Hamlin, III		For	For
		Thomas F. Brady		For	For
		Robert L. Denton		For	For
		Elizabeth A. Hight		For	For
		David M. Jacobstein		For	For
		Steven D. Kesler		For	For
		Richard Szafranski		For	For
		Roger A. Waesche, Jr.		For	For
		Kenneth D. Wethe		For	For
		Ratification of the appointment of independent registered public accounting firm.		For	For
		Approval, on an advisory basis, of named executive officer compensation.		For	For

05/14/13	Dolan Company	Elect John C. Bergstrom	25659P402	For	For	03/19/13
		James P. Dolan		For	For
		George Rossi		For	For
		Advisory Vote to approve executive compensation		For	For
		Ratify the appointment of McGladrey LLP as our independent registered public accounting firm for 2013.		For	For

05/15/13	Oil States International, Inc.	Elect Martin A. Lambert	6748026105	For	For	03/26/13
		Mark G. Papa		For	For
		Stephen A. Wells		For	For
		Ratification of the selection of Ernst & Young LLP as independent registered public accounting firm for the company for the current year.		For	For
		Proposal to approve the advisory vote on executive compensation.		For	For
		Proposal to approve the equity participation plan amendment proposal		For	For
		In the discretion of the proxies on any other matters as may properly come before the meeting or any adjournment(s) thereof.		For	For

05/17/13	Meadowbrook Insurance	Elect David K. Page	58319P108	For	For	03/21/13
		Herbert Tyner		For	For
		Ratification of the appointment of independent registered public accounting firm.		For	For
		Advisory vote on the compensation of our named executive officers.		For	For

05/21/13	Greatbatch, Inc.	Elect Pamela G. Bailey	39153L106	For	For	04/05/13
		Anthony P. Bihl III		For	For
		Joseph W. Dziedzic		For	For
		Thomas J. Hook		For	For
		Rudy A. Mazzocchi		For	For
		Kevin C. Melia		For	For
		Dr. J. A. Miller, Jr.		For	For
		Bill R. Sanford		For	For
		Peter H. Soderberg		For	For
		William B. Summers, Jr.		For	For
		Ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for Greatbatch, Inc. for fiscal year 2013.		For	For
		Approve by non-binding advisory vote the compensation of Greatbatch, Inc.'s named executive officers.		For	For

05/21/13	Omnicell, Inc.	Elect Donald C. Wegmiller	68213n109	For	For	03/28/13
		James T. Judson		For	For
		Gary S. Petersmeyer		For	For

Proposal to approve an amendment to Omnicell's 2009 Equity Incentive Plan to, among other things, add an additional 2,500,000 shares to the number of shares of common stock authorized for issuance under the plan.

				For	For
		Say on pay - an advisory vote to approve named executive officer compensation.		For	For
		Proposal to ratify the selection of Ernst & Young LLP as the independent registered public accounting firm of the company for the year ending December 31, 2013.		For	For

05/21/13	Petroquest Energy	Elect Charles T. Goodson	716748108	For	For	03/25/13
		William W. Rucks, IV		For	For
		E. Wayne Norberg		For	For
		Michael L. Finch		For	For
		W.J. Gordon, III		For	For
		Charles F. Mitchell, II		For	For
		Adoption of the 2013 Incentive Plan		For	For
		Ratify the appointment of Ernst & Young, LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2013		For	For
		Advisory approval of the company's executive compensation.		For	For

05/21/13	Flushing Financial	Elect John R. Buran	343873105	For	For	03/22/13
		James D. Bennett		For	For
		Vincent F. Nicolosi		For	For
		Gerard P. Tully, Sr.		For	For
		Advisory vote to approve executive compensation		For	For
		Ratification of appointment of Grant Thornton, LLP as independent registered public accounting firm for the year ending December 31, 2013		For	For

05/22/13	Atlas Air Worldwide Holdings	Elect Robert F. Agnew	49164205	For	For	03/25/13
		Timothy J. Bernlohr		For	For
		Eugene I. Davis		For	For
		William J. Flynn		For	For
		James S. Gilmore III		For	For
		Carol B. Hallett		For	For
		Frederick McCorkle		For	For
		Duncan J. McNabb		For	For
		Ratification of the selection of PricewaterhouseCoopers LLP as the Company's independent Auditors.		For	For
		Advisory vote to approve named executive officer compensation.		For	Against
		Approval of the amendment to the 2007 incentive plan (as amended) to increase the number of shares available for issuance of awards thereunder.		For	For

05/22/13	Magellan Health Services	Elect Michael P. Ressner	559079207	For	For	04/01/13
		Michael S. Kiament		For	For
		Barry M. Smith		For	For
		To approve, by non-binding vote, the compensation of the named executive officers		For	For
		Ratification of Ernst & Young LLP as independent auditor for fiscal year 2013.		For	For

05/22/13	Basic Energy Services	Elect William E. Chiles	06985p100	For	For	04/09/13
		Robert F. Fulton		For	For
		Antonio O. Garza, Jr.		For	For
		Approve of amendment to the Fifth Amendment and Restated Basic Energy Services, Inc. 2003 Incentive Plan.		For	For
		Advisory vote to approve executive compensation		For	For
		Ratification of the Appointment of KPMG LLP as the company's independent auditor for the fiscal year 2013		For	For

05/22/13	Rudolph Technologies	Elect Daniel H. Berry	781270103	For	For	03/28/13
		Thomas G. Greig		For	For
		Richard F. Spanier		For	For
		To approve, on an advisory (non-binding) basis, the compensation of our named executive officers as disclosed in the proxy statement.		For	For
		To approve an amendment to our Restated Certificate of Incorporation to increase the number of shares of our common stock from 50,000,000 to 100,000,000 shares.		For	Against
		To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2013.		For	For

05/23/13	Key Energy	Elect Lynn R. Coleman	492914106	For	For	03/11/13
		Kevin P. Collins		For	For
		W. Phillip Marcum		For	For
		William F. Owens		For	For

To ratify the appointment by the audit committee of the board of directors of Grant Thornton, LLP an independent registered public accounting firm, as the company's independent auditors for the fiscal year ending December 31, 2013.

				For	For
		To approve, on an advisory basis, the compensation of the company's named executive officers.		For	For

05/23/13	URS Corp	Elect Mickey P. Foret	903236107	For	For	04/01/13
		Senator William H. Frist		For	For
		Lydia H. Kennard		For	For
		Donald R. Knauss		For	For
		Martin M. Koffel		For	For
		Timothy R. McLevish		For	For
		General Joseph W. Ralston		For	For
		John D. Roach		For	For
		Douglas W. Stotlar		For	For
		William P. Sullivan		For	For
		To approve an amendment and restatement of our 2008 equity incentive plan.		For	For
		To ratify the selection by our audit committee of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year 2013		For	For
		Advisory vote on the compensation of our named executive officers.		For	For

05/22/13	Blucora, Inc.	Elect Lance Dunn	95229100	For	For	04/01/13
		Steven Hooper		For	For
		David Chung		For	For
		Proposal to ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the company for 2013		For	For
		Proposal to approve, on an advisory basis, the compensation of the company's named executive officers, as disclosed in the proxy statement.		For	For
		Proposal to approve the flexible settlement feature for the potential conversion of the convertible notes.		For	For

05/22/13	Actuate Corporation	Elect Peter I. Cittadini	00508b102	For	For	03/25/13
		Kenneth E. Marshall		For	For
		Nocolas C. Nierenberg		For	For
		Arthur C. Patterson		For	For
		Steven D. Whiteman		For	For
		Raymond L. Ocampo, Jr.		For	For
		Timothy B. yeaton		For	For
		To ratify the appointment of Grant Thornton LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2013		For	For
		Say on Pay - an advisory vote on the approval of executive compensation.		For	For

05/23/13	Mastec, Inc.	Elect Robert J. Dwyer	576323109	For	For	03/18/13
		Frank E. Jaumot		For	For
		Jose S. Sorzano		For	For
		Ratification of the appointment of BDO USA, LLP as Mastec's independent registered public accounting firm for the 2013 fiscal year.		For	For
		Approval of the Mastec, Inc Bargaining Units ESPP.		For	For
		Approval of the Mastec, Inc. 2013 Incentive Compensation Plan.		For	Against

05/23/13	Employers Holdings, Inc.	Elect Michael D. Rumbolz	292218104	For	For	03/27/13
		To approve the company's executive compensation.		For	For
		Ratification of the appointment of the company's independent accounting firm, Ernst & Young LLP for 2013.		For	For

05/23/13	Cinemark Holdings, Inc.	Elect Benjamin D. Chereskin	17243v102	For	For	05/23/13
		Lee Roy Mitchell		For	For
		Raymond W. Syufy		For	For
		Approval and ratification of the appointment of Deloitte & Touche, LLP, as the independent registered public accountant for the fiscal year ending December 31, 2013.		For	For
		Approval of the non-binding advisory resolution on executive compensation.		For	For
		Re-approval of the material terms of the performance goals under the amended and restated cinemark holdings, Inc. 2006 long term incentive plan.		For	For
		Approval of an amendment to and re-approval of the material terms of the Performance Goals under the Cinemark Holdings, Inc Performance Bonus Plan.		For	For

05/28/13	First Financial Bancorp	Elect J. Wickliffe Ach	320209109	For	For	04/01/13
		David S. Barker		For	For
		Cynthia O. Booth		For	For
		Mark A. Collar		For	For
		Donald M. Cisle, Sr.		For	For
		Claude E. Davis		For	For
		Corninne R. Finnerty		For	For
		Murph Knapke		For	For
		Susan L. Knust		For	For
		William J. Kramer		For	For
		Richard E. Olszewski		For	For
		Maribeth S. Rahe		For	For
		Ratification of Ernst & Young LLP as independent auditors		For	For
		Advisory (non-binding) vote on the compensation of the company's executive committee.		For	For

06/04/13	Ramco-Gershenson Properties	Elect Stephen R. Blank	751452202	For	For	04/11/13
		Dennis Gershenson		For	For
		Arthur Goldberg		For	For
		Robert A. Meister		For	For
		David J. Nettina		For	For
		Matthew L. Ostrower		For	For
		Joel M. Pashcow		For	For
		Mark K. Rosenfeld		For	For
		Michael A. Ward		For	For
		Ratification of the appointment of Grant Thornton LLP as the Trust's independent registered public accounting firm for 2013		For	For
		Advisory approval of the compensation of our named executive officers.		For	For

06/06/13	American Equity Investment	Elect Alexander M. Clark	25676206	For	For	04/12/13
		John M. Matovina		For	For
		Gerard D. Neugent		For	For
		To approve the 2013 director equity and incentive plan		For	For
		To approve the short-term performance incentive plan.		For	For
		To ratify the appointment of KPMG LLP as independent registered public accounting firm for 2013		For	For
		To approve, on an advisory basis, compensation of the named executive officers.		For	For

06/12/13	Premiere Global Services	Elect Boland T. Jones	740585104	For	For	04/04/13
		Wilkie S. Colyer		For	For
		K. Robert Draughon		For	For
		John R. Harris		For	For
		W. Steven Jones		For	For
		Raymond H. Pirtle, Jr.		For	For
		J. Walker Smith, Jr.		For	For
		Advisory Vote to approve the compensation of our named executive officers.		For	For
		Ratify the appointment of KPMG as our independent registered public accounting firm for the year ending December 31, 2013		For	For

06/12/13	Caplease, Inc.	Elect Paul H. McDowell	140288101	For	For	04/09/13
		William R. Pollert		For	For
		Michael E. Gagliardi		For	For
		Catherine F. Long		For	For
		Jeffrey F. Rogatz		For	For
		Howard A. Silver		For	For
		Advisory approval of executive compensation		For	For
		Approval of Amendments to the 2004 stock incentive plan.		For	For
		Ratification of McGladrey LLP as our independent registered public accounting firm for the year ending December 31, 2013.		For	For

06/12/13	Crocs, Inc.	Elect Raymond D. Croghan	227046109	For	For	04/16/13
		Peter A. Jacobi		For	For
		Doreen A. Wright		For	For
		Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal year 2013.		For	For
		Ad advisory vote to approve the compensation of our named executive officers.		For	For

06/14/13	The Jones Group, Inc.	Elect Wesley R. Card	48020T101	For	For	03/26/13
		Sidney Kimmel		For	For
		Matthew H. Kamens		For	For
		Gerald C. Crotty		For	For
		Lowell W. Robinson		For	For
		Robert L. Mettler		For	For
		Margaret H. Georgiadis		For	For
		John D. Demsey		For	For
		Jeffey D. Nuechterlein		For	For
		Ann Marie C. Wilkins		For	For
		James A. Mitarotonda		For	For
		Ratification of BDO USA, LLP as the independent registered public accountants for the corporation for the year 2013		For	For

06/27/13	Coinstar	Elect Nora M. Denzel	19259P300	For	For	04/29/13
		Ronald B. Woodard		For	For
		Amendment of the Restated Certification of Incorporation to change the name of the company to Outerwall, Inc.		For	For
		Ratification of appointment of KPMG LLP as the Company's independent registered public accounting firm.		For	For

06/04/13	Ramco Gershenson Properties	Elect Stephen R. Blank	7514582202	For	For	04/11/13
		Dennis Gershenson		For	For
		Authur Goldberg		For	For
		Robert A. Meister		For	For
		David J. Nettina		For	For
		Matthew L. Ostrower		For	For
		Joel M. Pashcow		For	For
		Mark K. Rosenfeld		For	For
		Michael A. Ward		For	For
		Ratification of the appointment of Grant Thornton LLP as the trust's independent registered public accounting firm for 2013		For	For
		Advisory approval of the compensation of our named executive officers.		For	For

06/06/13	American Equity Investment	Elect Alexander M. Clark	25676206	For	For	04/12/13
		John M. Matovina		For	For
		Gerard D. Neugent		For	For
		To approve the 2013 Director Equity and Incentive Plan		For	For
		To approve the Short-Term Performance Incentive Plan		For	For
		To ratify the appointment of KPMG LLP as independent registered public accounting firm for 2013		For	For
		To approve, on an advisory basis, compensation of the named executive officers.		For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elessar Funds Investment Trust

By /s/Mitch Krahe

* Mitch Krahe

Secretary/Chief Compliance Officer

Date: August 21, 2013

*Print the name and title of each signing officer under his or her signature.